Net (Loss) Income Per Unit - Schedule of Basic And Diluted Net (Loss) Income Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net (loss) income	$ (3,146)	$ 73	$ (855)	$ (7,838)	$ (8,758)	$ 5,289	$ 6,246	$ 3,863
Denominator:
Weighted average Units outstanding – basic and diluted	100	100	100	100	100
Basic and diluted net (loss) income per Unit	$ (31.46)	$ 0.73	$ (8.55)	$ (78)	$ (87.58)